SEGMENT REPORTING - Summary of revenues and percentage of revenues by geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment reporting
Total product sales revenues	$ 243,626	$ 227,539	$ 319,881
Total revenues
Segment reporting
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
Segment reporting
Total product sales revenues	$ 87,586	$ 109,781	$ 153,697
Europe | Total revenues
Segment reporting
Revenues (as a percent)	36.00%	48.20%	48.10%
France
Segment reporting
Total product sales revenues	$ 18,012	$ 22,900	$ 34,693
North America
Segment reporting
Total product sales revenues	$ 37,932	$ 51,206	$ 73,339
North America | Total revenues
Segment reporting
Revenues (as a percent)	15.60%	22.50%	22.90%
United States
Segment reporting
Total product sales revenues	$ 29,794	$ 40,148	$ 60,810
Other countries
Segment reporting
Total product sales revenues	$ 118,108	$ 66,552	$ 92,845
Other countries | Total revenues
Segment reporting
Revenues (as a percent)	48.40%	29.30%	29.00%